Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 9,538	$ 10,223
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	8,256	8,206
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,282	2,017
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	380	347
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative Asset, Subject to Master Netting Arrangement, after Offset and Deduction	902	1,670
Derivative assets subject to netting arrangements, Net amount	1,895	2,598
Total derivatives not subject to netting arrangements	993	928
Total derivatives, Gross assets recognized	10,531	11,151
Fair value after effect of master netting agreements	2,275	2,945
Reverse repurchase agreements, Gross assets recognized	169,092	75,614
Reverse repurchase agreements, Gross amounts offset in the balance sheet	150,667	60,322
Reverse repurchase agreements, Net assets recognized on the balance sheet	18,425	15,292
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	18,422	15,182
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	3	110
Security borrowed, Gross assets recognized	10,475	9,006
Securities borrowing, Net assets recognized on the balance sheet	10,475	9,006
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	10,011	8,531
Securities borrowed, Net amount	464	475
Total, Gross assets recognized	190,098	95,771
Total, Gross amounts offset in the balance sheet	158,923	68,528
Total, Net assets recognized on the balance sheet	31,175	27,243
Total, Gross amounts not offset in the balance sheet, Financial instruments	28,813	24,060
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	2,362	3,183
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	9,700	10,582
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7,090	8,243
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	2,610	2,339
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	171	118
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	2,439	2,221
Total derivatives not subject to netting arrangements	1,246	695
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	10,946	11,277
Fair value after effect of master netting agreements	3,856	3,034
Derivative liabilities subject to netting arrangements, Net amount	3,685	2,916
Securities Sold under Agreements to Repurchase, Gross	162,661	70,830
Repurchase agreements, Gross amounts offset in the balance sheet	150,667	60,322
Securities Sold under Agreements to Repurchase	11,994	10,508
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	11,966	10,476
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	28	31
Securities Sold under Agreements to Repurchase, Offset Against Collateral, Net of Not Subject to Master Netting Arrangement, Policy Election	0	1
Securities lending, Gross liabilities recognized	2,513	1,827
Securities lending, Net liabilities recognized on the balance sheet	2,513	1,827
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	2,404	1,754
Securities Loaned, Offset Against Collateral, Net of Not Subject to Master Netting Arrangement, Policy Election	109	73
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Gross	176,120	83,934
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Asset	157,757	68,565
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned	18,363	15,369
Total, Gross amounts not offset in the balance sheet, Financial instruments	14,541	12,348
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	28	31
Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned, Offset Against Collateral, Net of Not Subject to Master Netting Arrangement, Policy Election	3,794	2,990
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	979	1,208
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	751	986
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	228	222
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	60	33
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative Asset, Subject to Master Netting Arrangement, after Offset and Deduction	168	189
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	1,118	1,306
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	635	798
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	483	508
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	78	67
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	405	441
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	8,552	8,920
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7,498	7,215
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,054	1,705
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	320	314
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative Asset, Subject to Master Netting Arrangement, after Offset and Deduction	734	1,391
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	8,454	9,261
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,341	7,444
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	2,113	1,817
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	93	51
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	2,020	1,766
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	7	95
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	7	5
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	0	90
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative Asset, Subject to Master Netting Arrangement, after Offset and Deduction	0	90
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	128	15
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	114	1
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	14	14
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total derivatives, Net amount	$ 14	$ 14